UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12-31-2005
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   767 Third Avenue, 22nd Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E. Peter Freer
           --------------------------------------------------
Title:     COO/CFO
           --------------------------------------------------
Phone:     212-351-1970
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/ Peter Freer              New York, New York          2/14/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        18
                                               -------------

Form 13F Information Table Value Total:        $273,072
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE



                                 FORM 13F INFORMATION TABLE



      NAME OF         TITLE OF    CUSIP      VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000)   PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     1893   270000   SH         SOLE            270000    0      0
-----------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC   COMMON    075811109    18458   324400   SH         SOLE            324400    0      0
-----------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC       COMMON    09062X103    27218   601100   SH         SOLE            601100    0      0
-----------------------------------------------------------------------------------------------------------
CARDIOME PHARMA CORP  COMMON    14159U202     6041   598100   SH         SOLE            598100    0      0
-----------------------------------------------------------------------------------------------------------
CUBIST                COMMON    229678107    20473   963900   SH         SOLE            963900    0      0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP INC      COMMON    23126R101     7216  2342744   SH         SOLE            2342744    0     0
-----------------------------------------------------------------------------------------------------------
DAVITA INC            COMMON    23918K108    11986   236700   SH         SOLE            236700    0      0
-----------------------------------------------------------------------------------------------------------
DUSA                 COMMON     266898105    29977  2783400   SH         SOLE            2783400    0     0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    16240   308914   SH         SOLE            308914    0      0
-----------------------------------------------------------------------------------------------------------
ILLUMINA INC          COMMON    452327109    13378   948763   SH         SOLE            948763    0      0
-----------------------------------------------------------------------------------------------------------
NUVELO INC            COMMON    67072M301     6113   753705   SH         SOLE            753705    0      0
-----------------------------------------------------------------------------------------------------------
OMNICARE INC          COMMON    681904108    15746   275189   SH         SOLE            275189    0      0
-----------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL       COMMON    790849103    16004   318800   SH         SOLE            318800    0      0
-----------------------------------------------------------------------------------------------------------
THERAVANCE INC        COMMON    88338T104     2808   124700   SH         SOLE            124700    0      0
-----------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP    COMMON    91324P102    16952   272800   SH         SOLE            272800    0      0
 INC
-----------------------------------------------------------------------------------------------------------
VARIAN MED SYS INC    COMMON    92220P105    19995   397200   SH         SOLE            397200    0      0
-----------------------------------------------------------------------------------------------------------
VERTEX                COMMON    92532F100    24316   878800   SH         SOLE            878800    0      0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109    18258  1073379   SH         SOLE            1073379    0     0
-----------------------------------------------------------------------------------------------------------